Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	10,110,000
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 80,880,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,169.53
Offering Note	This Registration Statement on Form F-1 covers (i) 10,110,000 ordinary shares, par value $0.0001 per share, of IMC Rare Earths Ltd. (the "Ordinary Shares") issuable upon the exercise of certain warrants held by Americas Rare Earths Holdings Ltd (the "Warrants"), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional Ordinary Shares as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Warrants. The price per share was calculated in accordance with Rule 457(c) of the Securities Act for purposes of calculating the registration fee. The maximum aggregate offering price was computed based on the average of the high and low price of the Ordinary Shares on August 12, 2026.